Quarterly Holdings Report
for
Fidelity Advisor® Multi-Asset Income Fund
September 30, 2021
AMAI-NPRT3-1121
1.9865900.106
Corporate Bonds - 21.2%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.9%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.5%
Twitter, Inc. 0.25% 6/15/24	5,237,000	6,594,100

Media - 0.1%
DISH Network Corp. 0% 12/15/25 (b)	1,747,000	2,087,665

TOTAL COMMUNICATION SERVICES		8,681,765

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.5%
Tesla, Inc. 2% 5/15/24	586,000	7,311,529

Hotels, Restaurants & Leisure - 0.2%
Penn National Gaming, Inc. 2.75% 5/15/26	739,000	2,358,149

TOTAL CONSUMER DISCRETIONARY		9,669,678

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp. 4.25% 9/1/26	1,931,000	8,577,695
Cheniere Energy, Inc. 4.25% 3/15/45	6,733,000	5,776,553
		14,354,248
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc. 2% 10/15/26 (b)	2,900,000	3,063,125

INDUSTRIALS - 0.4%
Construction & Engineering - 0.1%
Granite Construction, Inc. 2.75% 11/1/24	1,183,000	1,645,542

Professional Services - 0.3%
FTI Consulting, Inc. 2% 8/15/23	1,414,000	1,978,186
KBR, Inc. 2.5% 11/1/23	1,535,000	2,459,838
		4,438,024
TOTAL INDUSTRIALS		6,083,566

TOTAL CONVERTIBLE BONDS		41,852,382
Nonconvertible Bonds - 18.3%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Altice France SA 5.125% 7/15/29 (b)	2,500,000	2,455,075
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	150,000	157,688
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (b)(c)	1,005,000	1,005,000
Sable International Finance Ltd. 5.75% 9/7/27 (b)	1,925,000	2,021,250
Sprint Capital Corp. 8.75% 3/15/32	595,000	888,847
Windstream Escrow LLC 7.75% 8/15/28 (b)	245,000	255,890
		6,783,750
Entertainment - 0.0%
Allen Media LLC 10.5% 2/15/28 (b)	500,000	513,500

Media - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	235,000	242,454
CSC Holdings LLC 5% 11/15/31 (b)	600,000	575,070
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.5% 9/15/28 (b)	350,000	356,881
Time Warner Cable LLC 6.55% 5/1/37	5,000	6,746
		1,181,151
TOTAL COMMUNICATION SERVICES		8,478,401

CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.5%
Aston Martin Capital Holdings Ltd. 10.5% 11/30/25 (b)	3,605,000	4,015,069
Ford Motor Co.:
5.291% 12/8/46	1,750,000	1,949,063
7.4% 11/1/46	575,000	772,391
8.5% 4/21/23	585,000	643,465
		7,379,988
Distributors - 0.1%
BCPE Empire Holdings, Inc. 7.625% 5/1/27 (b)	900,000	895,500

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	950,000	958,914
Sotheby's 7.375% 10/15/27 (b)	495,000	523,463
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (b)	5,540,000	5,699,275
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	4,380,000	4,573,706
		11,755,358
Hotels, Restaurants & Leisure - 0.5%
Affinity Gaming LLC 6.875% 12/15/27 (b)	955,000	1,004,397
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)	1,910,000	2,010,767
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (b)	1,090,000	1,170,388
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)	2,500,000	2,525,743
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	895,000	914,019
		7,625,314
Household Durables - 0.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	1,000,000	1,009,730

Internet & Direct Marketing Retail - 0.0%
Angi Group LLC 3.875% 8/15/28 (b)	700,000	696,500

Multiline Retail - 0.1%
Nordstrom, Inc.:
4.25% 8/1/31	845,000	855,781
4.375% 4/1/30	355,000	362,982
6.95% 3/15/28	50,000	58,073
		1,276,836
Specialty Retail - 1.4%
Bath & Body Works, Inc. 6.75% 7/1/36	5,270,000	6,534,800
Carvana Co.:
4.875% 9/1/29(b)	1,000,000	990,295
5.5% 4/15/27(b)	1,950,000	1,990,365
5.875% 10/1/28(b)	1,595,000	1,646,838
Ken Garff Automotive LLC 4.875% 9/15/28 (b)	4,620,000	4,747,050
Michaels Companies, Inc.:
5.25% 5/1/28(b)	750,000	773,625
7.875% 5/1/29(b)	3,250,000	3,377,481
		20,060,454
TOTAL CONSUMER DISCRETIONARY		50,699,680

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)	4,750,000	4,740,381
4.875% 2/15/30(b)	14,020,000	15,106,550
New Albertsons LP 8.7% 5/1/30	2,165,000	2,706,250
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (b)	400,000	417,000
		22,970,181
Food Products - 0.1%
Del Monte Foods, Inc. 11.875% 5/15/25 (b)	975,000	1,099,313

Tobacco - 0.6%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	4,250,000	4,430,625
Vector Group Ltd. 5.75% 2/1/29 (b)	4,495,000	4,495,000
		8,925,625
TOTAL CONSUMER STAPLES		32,995,119

ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.5% 5/1/25 (b)	7,065,000	7,179,806
Antero Resources Corp. 5.375% 3/1/30 (b)	3,180,000	3,349,017
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	6,910,000	7,480,075
CNX Midstream Partners LP 4.75% 4/15/30 (b)	500,000	507,738
CNX Resources Corp. 6% 1/15/29 (b)	220,000	232,650
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)	645,000	649,838
Comstock Resources, Inc.:
5.875% 1/15/30(b)	1,990,000	2,069,600
6.75% 3/1/29(b)	635,000	685,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)	975,000	1,020,228
Delek Logistics Partners LP 7.125% 6/1/28 (b)	1,420,000	1,512,975
Hess Midstream Partners LP 4.25% 2/15/30 (b)	845,000	854,506
New Fortress Energy, Inc.:
6.5% 9/30/26(b)	1,000,000	956,250
6.75% 9/15/25(b)	450,000	433,125
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	4,735,000	5,058,164
Occidental Petroleum Corp. 7.2% 4/1/28	550,000	647,625
Parkland Corp. 4.5% 10/1/29 (b)	4,100,000	4,155,760
Petroleos Mexicanos 7.69% 1/23/50	44,865,000	42,258,344
Range Resources Corp. 8.25% 1/15/29 (b)	2,550,000	2,868,878
Renewable Energy Group, Inc. 5.875% 6/1/28 (b)	985,000	1,018,244
Rockies Express Pipeline LLC:
4.8% 5/15/30(b)	1,900,000	1,978,071
7.5% 7/15/38(b)	1,245,000	1,413,075
SFL Corp. Ltd. 7.25% 5/12/26 (b)	3,300,000	3,337,950
Teekay Corp. 9.25% 11/15/22 (b)	2,945,000	3,022,306
The Williams Companies, Inc. 5.75% 6/24/44	20,000	26,343
Viper Energy Partners LP 5.375% 11/1/27 (b)	370,000	385,725
		93,102,093
FINANCIALS - 0.4%
Consumer Finance - 0.2%
Ally Financial, Inc.:
8% 11/1/31	275,000	389,728
8% 11/1/31	350,000	504,815
Ford Motor Credit Co. LLC 5.125% 6/16/25	345,000	374,756
PRA Group, Inc. 5% 10/1/29 (b)	1,500,000	1,501,875
		2,771,174
Diversified Financial Services - 0.1%
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (b)	1,030,000	1,077,638

Insurance - 0.1%
Acrisure LLC / Acrisure Finance, Inc. 6% 8/1/29 (b)	2,300,000	2,270,813

TOTAL FINANCIALS		6,119,625

HEALTH CARE - 0.2%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)	645,000	658,513

Health Care Providers & Services - 0.2%
Cano Health, Inc. 6.25% 10/1/28 (b)	375,000	378,750
Community Health Systems, Inc. 6.125% 4/1/30 (b)	2,455,000	2,385,585
		2,764,335
TOTAL HEALTH CARE		3,422,848

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.4%
Bombardier, Inc.:
7.125% 6/15/26(b)	1,000,000	1,052,500
7.45% 5/1/34(b)	1,000,000	1,168,750
7.5% 12/1/24(b)	1,590,000	1,653,600
7.875% 4/15/27(b)	1,415,000	1,464,525
Howmet Aerospace, Inc. 5.95% 2/1/37	750,000	933,750
		6,273,125
Commercial Services & Supplies - 0.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (b)	650,000	641,414
APX Group, Inc. 6.75% 2/15/27 (b)	365,000	387,758
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(b)	604,000	603,064
4.625% 6/1/28(b)	396,000	394,764
CoreCivic, Inc. 8.25% 4/15/26	1,600,000	1,632,000
GFL Environmental, Inc. 4% 8/1/28 (b)	1,500,000	1,488,750
Pitney Bowes, Inc.:
6.875% 3/15/27(b)	725,000	763,063
7.25% 3/15/29(b)	4,160,000	4,373,200
PowerTeam Services LLC 9.033% 12/4/25 (b)	1,760,000	1,909,600
		12,193,613
Construction & Engineering - 0.6%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	1,090,000	1,128,150
Pike Corp. 5.5% 9/1/28 (b)	7,935,000	8,086,162
		9,214,312
Marine - 1.1%
Euronav Luxembourg SA 6.25% 9/14/26	4,700,000	4,777,550
Navios Maritime Holdings, Inc.:
7.375% 1/15/22(b)	2,530,000	2,466,750
11.25% 8/15/22(b)	733,000	733,000
Seaspan Corp.:
5.5% 8/1/29(b)	5,525,000	5,636,716
6.5% 2/5/24(b)	400,000	424,000
6.5% 4/29/26(b)	2,200,000	2,365,000
		16,403,016
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)	250,000	258,750

TOTAL INDUSTRIALS		44,342,816

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)	1,500,000	1,492,500
Unisys Corp. 6.875% 11/1/27 (b)	250,000	273,125
		1,765,625
Software - 0.1%
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)	740,000	741,443

TOTAL INFORMATION TECHNOLOGY		2,507,068

MATERIALS - 1.2%
Chemicals - 0.2%
CVR Partners LP 6.125% 6/15/28 (b)	1,000,000	1,048,750
The Chemours Co. LLC:
4.625% 11/15/29(b)	900,000	878,760
5.375% 5/15/27	430,000	463,691
5.75% 11/15/28(b)	875,000	916,300
		3,307,501
Construction Materials - 0.0%
VM Consolidated, Inc. 5.5% 4/15/29 (b)	650,000	660,966

Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)	350,000	371,438
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (b)	325,000	330,852
		702,290
Metals & Mining - 0.9%
Allegheny Technologies, Inc. 5.875% 12/1/27	150,000	158,625
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)	5,610,000	5,385,881
First Quantum Minerals Ltd.:
6.875% 3/1/26(b)	325,000	338,000
6.875% 10/15/27(b)	325,000	343,688
7.25% 4/1/23(b)	435,000	442,613
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)	5,167,000	5,464,103
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (b)	90,000	99,788
TMS International Corp. 6.25% 4/15/29 (b)	500,000	522,500
		12,755,198
TOTAL MATERIALS		17,425,955

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 4.5% 4/1/27 (b)	800,000	792,000
The GEO Group, Inc. 6% 4/15/26	1,500,000	1,179,315
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (b)	3,240,000	3,332,875
Uniti Group, Inc. 6% 1/15/30 (b)(c)	1,500,000	1,486,875
		6,791,065
UTILITIES - 0.1%
Electric Utilities - 0.0%
PG&E Corp. 5.25% 7/1/30	140,000	143,325

Water Utilities - 0.1%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)	795,000	851,966

TOTAL UTILITIES		995,291

TOTAL NONCONVERTIBLE BONDS		266,879,961
TOTAL CORPORATE BONDS (Cost $298,667,613)		308,732,343

U.S. Treasury Obligations - 14.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.375% 8/15/50	83,664,000	70,598,036
2% 8/15/51	30,825,000	30,280,746
2.375% 5/15/51	97,174,000	103,702,865
TOTAL U.S. TREASURY OBLIGATIONS (Cost $200,669,652)		204,581,647

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (d) (Cost $176,788)	200,000	175,339

Common Stocks - 50.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	541	14,612
BCE, Inc. (e)	126,900	6,352,614
Verizon Communications, Inc.	130,854	7,067,425
		13,434,651
Entertainment - 0.3%
Score Media & Gaming, Inc. (e)(f)	123,870	4,246,357
The Walt Disney Co. (f)	654	110,637
		4,356,994
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (f)	3,780	10,105,906
Facebook, Inc. Class A (f)	24,700	8,382,933
Genius Sports Ltd. (e)	435,600	8,128,296
		26,617,135
Media - 1.4%
Comcast Corp. Class A	134,176	7,504,464
Interpublic Group of Companies, Inc.	1,384	50,751
Meredith Corp. (f)	227,304	12,660,833
Shaw Communications, Inc. Class B	529	15,378
WPP PLC	2,198	29,448
		20,260,874
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc.:
Class B (e)	54,900	2,560,536
Class B (non-vtg.)	111	5,184
T-Mobile U.S., Inc. (f)	483	61,708
		2,627,428
TOTAL COMMUNICATION SERVICES		67,297,082
CONSUMER DISCRETIONARY - 2.4%
Hotels, Restaurants & Leisure - 1.4%
A&W Revenue Royalties Income Fund	259,700	7,608,927
Boston Pizza Royalties Income Fund	315,700	3,334,964
Caesars Entertainment, Inc. (f)	19,800	2,223,144
McDonald's Corp.	296	71,369
Pizza Pizza Royalty Corp.	844,500	7,494,221
The Keg Royalties Income Fund	40,700	443,760
		21,176,385
Household Durables - 0.6%
LG Electronics, Inc.	1,130	120,069
Sony Group Corp. sponsored ADR	75,700	8,370,906
Tempur Sealy International, Inc.	802	37,221
		8,528,196
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	228	15,885
Multiline Retail - 0.0%
Kohl's Corp.	579	27,265
Nordstrom, Inc. (f)	358	9,469
Target Corp.	203	46,440
		83,174
Specialty Retail - 0.4%
Bath & Body Works, Inc.	38,100	2,401,443
Best Buy Co., Inc.	163	17,231
Burlington Stores, Inc. (f)	117	33,178
Dick's Sporting Goods, Inc.	171	20,481
Lowe's Companies, Inc.	5,531	1,122,019
The Home Depot, Inc.	49	16,085
TJX Companies, Inc.	227	14,977
Victoria's Secret & Co.	40,200	2,221,452
		5,846,866
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp. (f)	167	17,166
Tapestry, Inc.	718	26,580
		43,746
TOTAL CONSUMER DISCRETIONARY		35,694,252
CONSUMER STAPLES - 1.9%
Beverages - 1.2%
Diageo PLC	73,532	3,560,052
Keurig Dr. Pepper, Inc.	1,256	42,905
PepsiCo, Inc.	9,125	1,372,491
The Coca-Cola Co.	232,043	12,175,296
		17,150,744
Food & Staples Retailing - 0.0%
BJ's Wholesale Club Holdings, Inc. (f)	64	3,515
Costco Wholesale Corp.	62	27,860
Walmart, Inc.	520	72,478
		103,853
Food Products - 0.0%
Bunge Ltd.	209	16,996
Lamb Weston Holdings, Inc.	357	21,909
Mondelez International, Inc.	885	51,489
Nestle SA (Reg. S)	128	15,423
		105,817
Household Products - 0.1%
Procter & Gamble Co.	15,290	2,137,542
Tobacco - 0.6%
Altria Group, Inc.	178,800	8,138,976
TOTAL CONSUMER STAPLES		27,636,932
ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Canadian Natural Resources Ltd.	292,684	10,701,244
Cheniere Energy Partners LP	178,500	7,259,595
Cheniere Energy, Inc.	75,100	7,335,017
Chesapeake Energy Corp. (g)	100	6,159
ConocoPhillips Co.	514	34,834
DHT Holdings, Inc.	3,545,547	23,152,422
Energy Transfer LP	781,729	7,488,964
Enterprise Products Partners LP	342,758	7,417,283
Enviva Partners LP	245,530	13,280,718
Euronav NV	422,000	4,118,720
Exxon Mobil Corp.	231,753	13,631,711
Freehold Royalties Ltd. (e)	341,200	2,801,579
Hess Corp.	243	18,981
Hess Midstream LP	54,300	1,531,803
Imperial Oil Ltd.	937	29,613
Marathon Petroleum Corp.	22,300	1,378,363
MPLX LP	291,000	8,284,770
Parkland Corp.	4,900	137,684
Phillips 66 Co.	390	27,312
PrairieSky Royalty Ltd.	242,000	2,581,257
Suncor Energy, Inc.	1,833	38,003
Sunoco Logistics Partners, LP	196,100	7,318,452
Targa Resources Corp.	159,669	7,857,311
Teekay LNG Partners LP	9,826	152,794
Thungela Resources Ltd. (f)	4	25
Valero Energy Corp.	16,308	1,150,856
		127,735,470
FINANCIALS - 7.8%
Banks - 2.7%
Bank of America Corp.	74,333	3,155,436
Canadian Imperial Bank of Commerce (e)	24,550	2,732,946
Citigroup, Inc.	23,106	1,621,579
Comerica, Inc.	38,100	3,067,050
Huntington Bancshares, Inc.	2,533	39,160
JPMorgan Chase & Co.	20,117	3,292,952
Lloyds Banking Group PLC	3,393,000	2,111,876
M&T Bank Corp.	488	72,878
Mitsubishi UFJ Financial Group, Inc.	401,500	2,373,401
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (e)	287,500	1,704,875
PNC Financial Services Group, Inc.	469	91,755
Societe Generale Series A	88,800	2,780,760
Sumitomo Mitsui Financial Group, Inc.	57,700	2,029,849
Sumitomo Mitsui Financial Group, Inc. ADR (e)	339,200	2,377,792
Wells Fargo & Co.	260,772	12,102,429
		39,554,738
Capital Markets - 2.3%
AGF Management Ltd. Class B (non-vtg.)	479,600	2,938,336
AllianceBernstein Holding LP	86,100	4,268,838
BlackRock, Inc. Class A	2,165	1,815,699
CI Financial Corp.	250,100	5,076,639
IGM Financial, Inc. (e)	97,400	3,479,670
KKR & Co. LP	705	42,920
Lazard Ltd. Class A	37,600	1,722,080
Morgan Stanley	24,300	2,364,633
Raymond James Financial, Inc.	21,300	1,965,564
Sixth Street Specialty Lending, Inc.	315,000	6,996,150
TMX Group Ltd.	22,600	2,437,181
		33,107,710
Consumer Finance - 0.0%
Capital One Financial Corp.	606	98,154
Diversified Financial Services - 1.0%
Equitable Holdings, Inc.	75,300	2,231,892
Sports Entertainment Acquisition Corp. Class A (f)	1,249,924	12,524,238
		14,756,130
Insurance - 1.8%
AEGON NV	310,763	1,604,113
American Financial Group, Inc.	20,856	2,624,310
American International Group, Inc.	66,630	3,657,321
AXA SA	48,000	1,330,236
Chubb Ltd.	314	54,473
Hartford Financial Services Group, Inc.	123,243	8,657,821
Legal & General Group PLC	37,400	140,515
Old Republic International Corp.	54,937	1,270,693
Power Corp. of Canada (sub. vtg.) (e)	151,800	5,003,671
The Travelers Companies, Inc.	273	41,499
Zurich Insurance Group Ltd.	3,190	1,304,456
		25,689,108
TOTAL FINANCIALS		113,205,840
HEALTH CARE - 1.5%
Biotechnology - 0.2%
AbbVie, Inc.	19,521	2,105,730
Amgen, Inc.	960	204,144
		2,309,874
Health Care Equipment & Supplies - 0.0%
Danaher Corp.	451	137,302
Health Care Providers & Services - 0.3%
Cigna Corp.	227	45,436
UnitedHealth Group, Inc.	11,623	4,541,571
		4,587,007
Pharmaceuticals - 1.0%
AstraZeneca PLC (United Kingdom)	521	62,790
Bristol-Myers Squibb Co.	77,875	4,607,864
Eli Lilly & Co.	20,601	4,759,861
Johnson & Johnson	792	127,908
Merck & Co., Inc.	65,744	4,938,032
Roche Holding AG (participation certificate)	163	59,490
Sanofi SA	795	76,530
		14,632,475
TOTAL HEALTH CARE		21,666,658
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.6%
Huntington Ingalls Industries, Inc.	69	13,321
Northrop Grumman Corp.	22,039	7,937,346
The Boeing Co. (f)	268	58,944
		8,009,611
Air Freight & Logistics - 0.4%
Deutsche Post AG	87,041	5,458,325
FedEx Corp.	4,300	942,947
United Parcel Service, Inc. Class B	295	53,720
		6,454,992
Building Products - 0.0%
Johnson Controls International PLC	657	44,729
Construction & Engineering - 0.4%
Quanta Services, Inc.	45,400	5,167,428
Electrical Equipment - 0.7%
AMETEK, Inc.	361	44,768
Babcock & Wilcox Enterprises, Inc. (e)(f)	1,474,797	9,453,449
		9,498,217
Industrial Conglomerates - 0.5%
General Electric Co.	696	71,709
Hitachi Ltd.	92,263	5,458,344
Honeywell International, Inc.	10,525	2,234,247
Roper Technologies, Inc.	115	51,305
Siemens AG	96	15,701
		7,831,306
Machinery - 0.2%
Crane Co.	182	17,255
Fortive Corp.	47,500	3,352,075
ITT, Inc.	361	30,988
Nordson Corp.	111	26,435
Otis Worldwide Corp.	495	40,729
		3,467,482
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	3	8,121
Road & Rail - 0.5%
Kansas City Southern	9,500	2,571,080
Norfolk Southern Corp.	8,665	2,073,101
Union Pacific Corp.	11,400	2,234,514
		6,878,695
Trading Companies & Distributors - 0.0%
Watsco, Inc.	63	16,671
Transportation Infrastructure - 0.0%
Aena SME SA (b)(f)	921	158,876
Aeroports de Paris SA (f)	1,100	140,097
Auckland International Airport Ltd. (f)	28,800	154,811
		453,784
TOTAL INDUSTRIALS		47,831,036
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.4%
Cisco Systems, Inc.	94,054	5,119,359
IT Services - 0.8%
Accenture PLC Class A	139	44,469
Amdocs Ltd.	826	62,536
Cyxtera Technologies, Inc. Class A	292,651	2,707,022
Genpact Ltd.	698	33,162
IBM Corp.	68,025	9,450,713
Visa, Inc. Class A	64	14,256
		12,312,158
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc.	1,879	133,371
NVIDIA Corp.	10,580	2,191,753
NXP Semiconductors NV	9,027	1,768,118
Qualcomm, Inc.	202	26,054
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	519	57,946
		4,177,242
Software - 0.8%
Adobe, Inc. (f)	4,200	2,418,024
Microsoft Corp.	30,272	8,534,282
NortonLifeLock, Inc.	670	16,951
Open Text Corp.	600	29,285
		10,998,542
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	57,757	8,172,616
FUJIFILM Holdings Corp.	63,500	5,483,210
Samsung Electronics Co. Ltd.	71,820	4,450,516
		18,106,342
TOTAL INFORMATION TECHNOLOGY		50,713,643
MATERIALS - 4.6%
Chemicals - 0.5%
Linde PLC	213	62,490
Nutrien Ltd.	100	6,491
Olin Corp.	58,600	2,827,450
The Chemours Co. LLC	49,757	1,445,938
Tronox Holdings PLC	51,400	1,267,010
Westlake Chemical Partners LP	45,800	1,114,772
		6,724,151
Containers & Packaging - 0.3%
Avery Dennison Corp.	5,200	1,077,492
Crown Holdings, Inc.	424	42,731
O-I Glass, Inc. (f)	280,437	4,001,836
Packaging Corp. of America	254	34,910
		5,156,969
Metals & Mining - 3.8%
Agnico Eagle Mines Ltd. (United States)	2,018	104,633
Anglo American PLC (United Kingdom)	441	15,456
Endeavour Mining PLC	6,200	139,556
Franco-Nevada Corp.	3,100	402,736
Lundin Mining Corp.	678	4,877
Newmont Corp.	500,600	27,182,580
Wheaton Precious Metals Corp.	737,526	27,763,493
		55,613,331
TOTAL MATERIALS		67,494,451
REAL ESTATE - 8.1%
Equity Real Estate Investment Trusts (REITs) - 8.1%
Alexandria Real Estate Equities, Inc.	38,100	7,279,767
American Tower Corp.	18,245	4,842,405
Boardwalk (REIT)	108,200	4,039,774
Canadian Apartment Properties (REIT) unit (e)	65,500	3,056,770
Cousins Properties, Inc.	152,900	5,701,641
Crown Castle International Corp.	19,100	3,310,412
CubeSmart	41,600	2,015,520
CyrusOne, Inc.	43,000	3,328,630
Equinix, Inc.	4,400	3,476,572
First Capital (REIT) unit (e)	106,500	1,471,459
Gaming & Leisure Properties	160,700	7,443,624
InterRent REIT	222,800	2,942,874
Lamar Advertising Co. Class A	20,592	2,336,162
MGM Growth Properties LLC	196,300	7,518,290
National Retail Properties, Inc.	86,600	3,740,254
Northwest Healthcare Properties REIT	13,400	136,581
Postal Realty Trust, Inc.	399,700	7,450,408
Prologis (REIT), Inc.	46,000	5,769,780
Public Storage	113	33,572
Realty Income Corp.	57,700	3,742,422
RioCan (REIT) (e)	429,400	7,336,346
Simon Property Group, Inc.	59,300	7,707,221
Smart (REIT) (e)	350,600	8,210,008
Spirit Realty Capital, Inc.	178,100	8,199,724
VICI Properties, Inc.	266,200	7,562,742
		118,652,958
UTILITIES - 3.7%
Electric Utilities - 2.1%
Allete, Inc.	2,035	121,123
Duke Energy Corp.	76,300	7,446,117
Enel SpA	14,600	112,058
Energias de Portugal SA	25,499	133,969
Evergy, Inc.	49,600	3,085,120
Exelon Corp.	157,965	7,636,028
Iberdrola SA	17,100	172,033
NextEra Energy, Inc.	53,971	4,237,803
NRG Energy, Inc.	848	34,624
PG&E Corp. (f)	1,053	10,109
Southern Co.	117,500	7,281,475
		30,270,459
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. Class A	30,100	1,804,432
Suburban Propane Partners LP	494,400	7,589,040
		9,393,472
Independent Power and Renewable Electricity Producers - 0.8%
Clearway Energy, Inc. Class C	156,800	4,746,336
NextEra Energy Partners LP	93,500	7,046,160
Vistra Corp.	1,465	25,052
		11,817,548
Multi-Utilities - 0.2%
Ameren Corp.	336	27,216
Brookfield Infrastructure Partners LP	36,600	2,053,626
CenterPoint Energy, Inc.	1,037	25,510
Dominion Energy, Inc.	641	46,806
WEC Energy Group, Inc.	331	29,194
		2,182,352
TOTAL UTILITIES		53,663,831
TOTAL COMMON STOCKS (Cost $665,331,410)		731,592,153

Preferred Stocks - 6.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. 5.25% (b)	5,625	6,360,581

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. Series A, 5.50%	52,600	6,108,059

MATERIALS - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA 5.50%	54,150	3,876,599

UTILITIES - 0.5%
Gas Utilities - 0.3%
UGI Corp. 7.125%	45,800	4,562,138

Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 6.875%	1,400	135,436

Multi-Utilities - 0.2%
Algonquin Power & Utilities Corp. 7.75%	47,500	2,306,600

TOTAL UTILITIES		7,004,174

TOTAL CONVERTIBLE PREFERRED STOCKS		23,349,413
Nonconvertible Preferred Stocks - 4.5%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
BCE, Inc.:
2.954%(d)	97,000	1,396,108
Series AM, Canadian Government Bond 5 Year Note Index + 2.090% 2.939%(d)(h)	36,700	567,914
Series AQ, Canadian Government Bond 5 Year Note Index + 2.640% 4.812%(d)(h)	8,800	169,455
Series R	91,900	1,342,294
		3,475,771
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany)	23,475	2,321,451

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP Series B, 7.875% (d)	200	4,924
Enbridge, Inc.:
Canadian Government Bond 5 Year Note Index + 2.400% 3.415%(d)(h)	17,600	247,339
Canadian Government Bond 5 Year Note Index + 2.570% 4.449%(d)(h)	25,500	391,580
Canadian Government Bond 5 Year Note Index + 2.650% 5.086%(d)(h)	22,300	364,976
Series F, Canadian Government Bond 5 Year Note Index + 2.510% 4.689%(d)(h)	52,600	829,739
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(d)(h)	65,300	1,375,871
Energy Transfer LP Series C, 7.375% (d)	26,400	668,976
Global Partners LP Series B, 9.50%	61,000	1,610,400
Pembina Pipeline Corp.:
Series 15, 4.40%(d)	14,900	261,862
Series 17, Canadian Government Bond 5 Year Note Index + 3.010% 4.821%(d)(h)	11,900	220,412
Series 3, Canadian Government Bond 5 Year Note Index + 2.600% 4.478%(d)(h)	15,600	261,108
Series 5, Canadian Government Bond 5 Year Note Index + 3.000% 4.573%(d)(h)	13,400	247,560
Series 7, Canadian Government Bond 5 Year Note Index + 2.940% 4.38%(d)(h)	5,400	96,992
TC Energy Corp. Canadian Government Bond 5 Year Note Index + 2.380% 3.903% (d)(h)	15,300	258,986
		6,840,725
FINANCIALS - 1.6%
Banks - 0.4%
CIT Group, Inc. Series B 5.625%	42,400	1,117,240
Cullen/Frost Bankers, Inc. Series B 4.45%	7,000	186,200
First Citizens Bancshares, Inc.	4,300	117,476
First Republic Bank Series L, 4.375%	8,000	201,280
JPMorgan Chase & Co.:
4.625%	26,000	686,140
Series MM, 4.20%(f)	25,450	643,376
Silvergate Capital Corp. 5.375%	40,400	991,416
Truist Financial Corp. Series O, 5.25%	6,000	167,760
Wells Fargo & Co.:
4.25%	39,500	988,685
Series CC, 4.375%	8,000	203,920
Series Z, 4.75%	9,300	243,102
		5,546,595
Capital Markets - 0.8%
B. Riley Financial, Inc.:
5.25%	96,200	2,418,468
5.50%	66,000	1,694,880
6.00%	3,700	94,831
6.375%	68,100	1,765,833
6.50%	17,800	468,496
6.75%	5,307	137,186
6.875%	6,753	174,227
Brookfield Asset Management, Inc.:
Canadian Government Bond 5 Year Note Index + 1.800% 2.727%(d)(h)	10,700	149,526
Canadian Government Bond 5 Year Note Index + 2.310% 3.471%(d)(h)	16,300	266,262
Canadian Government Bond 5 Year Note Index + 2.630% 4.437%(d)(h)	2,300	43,000
Canadian Government Bond 5 Year Note Index + 2.960% 4.685%(d)(h)	900	17,480
Series 13 CANADA PRIME RATE + 0.000% 2.513%(d)(h)	55,800	579,323
Canaccord Genuity Group, Inc.:
Canadian Government Bond 5 Year Note Index + 3.210% 3.885%(d)(h)	142,200	2,054,524
Canadian Government Bond 5 Year Note Index + 4.030% 4.993%(d)(h)	68,200	1,235,741
Stifel Financial Corp. Series D, 4.50%	35,000	885,500
		11,985,277
Consumer Finance - 0.0%
Capital One Financial Corp.:
4.25%	10,500	262,185
Series J, 5.00%	19,300	504,888
		767,073
Diversified Financial Services - 0.1%
Carlyle Finance LLC 4.625%	20,000	512,000
Equitable Holdings, Inc. 4.30%	10,700	268,035
		780,035
Insurance - 0.1%
Athene Holding Ltd.:
Series A, 6.35%(d)	4,300	127,839
Series B, 5.625%	7,923	215,426
Series D, 4.875%	8,000	209,120
MetLife, Inc. Series F 4.75%	7,300	195,202
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (d)(h)	28,300	366,430
W.R. Berkley Corp. 5.70%	2,922	77,754
		1,191,771
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc. 6.50%	40,000	1,041,932

Real Estate Management & Development - 0.1%
Brookfield Properties Corp.:
Canadian Government Bond 5 Year Note Index + 3.000% 4.161%(d)(h)	43,400	634,244
Canadian Government Bond 5 Year Note Index + 3.160% 5.383%(d)(h)	14,700	247,205
Series CC, Canadian Government Bond 5 Year Note Index + 5.180% 6.00%(d)(h)	18,100	377,691
Series EE, 5.10%(d)	20,000	379,599
Series R, Canadian Government Bond 5 Year Note Index + 3.480% 4.155%(d)(h)	26,900	419,025
		2,057,764
TOTAL FINANCIALS		23,370,447

INDUSTRIALS - 1.3%
Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%	15,674	397,336

Electrical Equipment - 1.3%
Babcock & Wilcox Enterprises, Inc.:
8.125%	578,995	15,198,619
Series A, 7.75%	130,302	3,281,004
		18,479,623
Marine - 0.0%
Global Ship Lease, Inc. 8.00%	32,284	842,612

TOTAL INDUSTRIALS		19,719,571

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Pebblebrook Hotel Trust:
6.375%	18,000	460,440
Series H, 5.70%	45,000	1,116,450
Summit Hotel Properties, Inc.:
Series E, 6.25%	30,802	815,945
Series F, 5.875%	16,000	418,106
Sunstone Hotel Investors, Inc. Series I, 5.70%	25,000	626,748
Vornado Realty Trust Series O, 4.45%	17,300	423,850
		3,861,539
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	78,100	1,833,007

TOTAL REAL ESTATE		5,694,546

UTILITIES - 0.3%
Electric Utilities - 0.1%
Emera, Inc. Series J 4.25%	25,000	521,870
Fortis, Inc. Series G, Canadian Government Bond 5 Year Note Index + 2.130% 3.883% (d)(h)	21,600	379,612
		901,482
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	13,000	343,200
TransAlta Corp.:
Canadian Government Bond 5 Year Note Index + 2.030% 2.709%(d)(h)	33,300	383,847
Canadian Government Bond 5 Year Note Index + 3.800% 4.988%(d)(h)	13,700	259,484
Series E, Canadian Government Bond 5 Year Note Index + 3.650% 5.19%(d)(h)	50,400	894,514
		1,881,045
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP:
5.125%	15,000	380,250
Class A 5.00%	25,400	643,613
		1,023,863
TOTAL UTILITIES		3,806,390

TOTAL NONCONVERTIBLE PREFERRED STOCKS		65,228,901
TOTAL PREFERRED STOCKS (Cost $84,757,544)		88,578,314

Bank Loan Obligations - 5.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.1%
Rough Country LLC 2LN, term loan 1 month U.S. LIBOR + 6.750% 7.5% 7/28/29 (d)(h)(i)	780,000	777,075
Diversified Consumer Services - 1.3%
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (d)(h)(i)	19,446,775	19,493,253
Hotels, Restaurants & Leisure - 0.6%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (d)(h)(i)	815,000	817,038
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 3.5833% 7/20/25 (d)(h)(i)	455,400	455,564
Raptor Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.75% 11/1/26 (d)(h)(i)	4,110,000	4,121,303
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (d)(h)(i)	3,650,000	3,644,598
		9,038,503
Household Durables - 1.0%
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 6/29/28 (d)(h)(i)	12,764,348	12,756,434
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28 (h)(i)(j)	1,683,063	1,682,019
		14,438,453
Internet & Direct Marketing Retail - 1.0%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (d)(h)(i)	13,411,710	13,451,945
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5841% 12/17/26 (d)(h)(i)	1,549,574	1,545,700
		14,997,645
Specialty Retail - 0.3%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (d)(h)(i)	4,403,963	4,405,944
TOTAL CONSUMER DISCRETIONARY		63,150,873
FINANCIALS - 0.1%
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (d)(h)(i)	1,547,786	1,548,219
HEALTH CARE - 0.1%
Health Care Technology - 0.1%
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (d)(h)(i)	999,532	997,033
INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (d)(h)(i)(k)	350,000	349,125
Commercial Services & Supplies - 0.3%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 8/4/28 (h)(i)(l)	4,100,000	4,085,363
TOTAL INDUSTRIALS		4,434,488
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (d)(h)(i)	520,000	522,600
IT Services - 0.0%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 0.000% 2.88% 5/31/25 (d)(h)(i)(m)	237,761	200,661
Software - 0.2%
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2.8341% 1/31/27 (d)(h)(i)	2,500,000	2,496,875
TOTAL INFORMATION TECHNOLOGY		3,220,136
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/17/28 (d)(h)(i)	2,285,000	2,275,015
TOTAL BANK LOAN OBLIGATIONS (Cost $75,503,357)		75,625,764

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
DCP Midstream Partners LP 7.375% (d)(n)	300,000	291,750
Energy Transfer LP:
6.25% (d)(n)	500,000	447,350
6.5% (d)(n)	1,600,000	1,666,192
6.625% (d)(n)	400,000	389,000
		2,794,292
FINANCIALS - 0.5%
Banks - 0.3%
Bank of America Corp. 5.125% (d)(n)	150,000	159,101
CIT Group, Inc. 5.8% (d)(n)	775,000	791,469
Citigroup, Inc. 4% (d)(n)	175,000	181,335
JPMorgan Chase & Co.:
3.65% (d)(n)	1,000,000	1,005,000
4.6% (d)(n)	200,000	204,500
5% (d)(n)	230,000	240,063
5.15% (d)(n)	135,000	138,881
Truist Financial Corp.:
5.05% (d)(n)	205,000	210,638
5.1% (d)(n)	200,000	229,900
Wells Fargo & Co. 3.9% (d)(n)	200,000	206,250
		3,367,137
Capital Markets - 0.0%
Charles Schwab Corp. 5.375% (d)(n)	150,000	166,688
Consumer Finance - 0.2%
Ally Financial, Inc. 4.7% (d)(n)	2,470,000	2,570,900
American Express Co. 3.55% (d)(n)	750,000	764,138
		3,335,038
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (d)(n)	250,000	271,250
TOTAL FINANCIALS		7,140,113
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 3.446% (d)(h)(n)	575,000	562,781
TOTAL PREFERRED SECURITIES (Cost $9,834,286)		10,497,186

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (o)	64,720,523	64,733,467
Fidelity Securities Lending Cash Central Fund 0.06% (o)(p)	35,512,110	35,515,661
TOTAL MONEY MARKET FUNDS (Cost $100,249,128)		100,249,128

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $1,435,189,778)	1,520,031,874
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(61,230,030)
NET ASSETS - 100.0%	1,458,801,844

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $210,281,943 or 14.4% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security is on loan at period end.
(f)	Non-income producing
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,159 or 0.0% of net assets.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,683,063 and $1,682,019, respectively.

(k)	Level 3 security
(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)	Non-income producing - Security is in default.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	947

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	3,451,678	621,139,534	559,858,082	9,391	337	-	64,733,467	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	1,531,231	194,047,310	160,062,880	320,974	-	-	35,515,661	0.1%
Total	4,982,909	815,186,844	719,920,962	330,365	337	-	100,249,128

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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